Leases - Maturity Analysis of Lease Liability (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2024	Mar. 31, 2023
Disclosure of leases by lessee [line items]
Future minimum lease payments	¥ 458,635	¥ 444,438
Less: Future interest charges	(35,992)	(27,441)
Present value of finance lease commitments	422,643	416,997
Not later than one year [member]
Disclosure of leases by lessee [line items]
Future minimum lease payments	84,555	76,929
Later than one year and not later than five years [member]
Disclosure of leases by lessee [line items]
Future minimum lease payments	196,289	183,516
Later than five years [member]
Disclosure of leases by lessee [line items]
Future minimum lease payments	¥ 177,791	¥ 183,993